Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to Equity Award Grants

Equity awards, including stock options and restricted stock, are discretionary and are generally granted to our named executive officers and certain other employees once per year on March 15 (or the first business day prior to March 15 if that date falls on a weekend) of each year. The Compensation and Human Capital Committee recommends the amount of equity awards to be granted and the Board approves the grants at a meeting held in early March of each year. In 2024, the Board did not grant equity awards within four business days before or one business day after the release of a Form 10-Q, 10-K or 8-K that disclosed material nonpublic information. The Company’s equity award grants always occur after the release of the Company’s financial results for the prior fiscal year and after the filing of the Company’s Annual Report on Form 10-K.

The Board did not take material nonpublic information into account when determining the timing and terms of equity awards granted in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards, including stock options and restricted stock, are discretionary and are generally granted to our named executive officers and certain other employees once per year on March 15 (or the first business day prior to March 15 if that date falls on a weekend) of each year. The Compensation and Human Capital Committee recommends the amount of equity awards to be granted and the Board approves the grants at a meeting held in early March of each year. In 2024, the Board did not grant equity awards within four business days before or one business day after the release of a Form 10-Q, 10-K or 8-K that disclosed material nonpublic information. The Company’s equity award grants always occur after the release of the Company’s financial results for the prior fiscal year and after the filing of the Company’s Annual Report on Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false